Vessel Revenue and Voyage Expenses, Voyage Expenses from Time Charters (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Voyage Expenses [Abstract]
Voyage expenses	$ (1,308)	$ (2,646)
Time Charters [Member]
Voyage Expenses [Abstract]
Voyage expenses	$ (1,308)	$ (2,646)